Equity Method Investment	9 Months Ended
Sep. 30, 2019
Equity Method Investments and Joint Ventures [Abstract]
Equity Method Investment

NOTE 10 – EQUITY METHOD INVESTMENT

In January 2019, the Company, through its wholly-owned subsidiary Alliance Pharma Solution, LLC (“Alliance”), entered into a transaction to form SyncHealth MSO, LLC (“SyncHealth”). SyncHealth is owned by PanOptic Health, LLC (“PanOptic”) and Alliance. Alliance contributed $250,000 for the acquisition of a 49% equity interest in SyncHealth and the option to acquire the remaining ownership from PanOptic shareholders. Prior to March 31, 2019, $210,000 was paid with the remaining $40,000 paid in April 2019. Pursuant to the operating agreement, PanOptic owns 70% of SyncHealth and Alliance owns 30%; however, pursuant to the Letter Agreement, PanOptic will transfer to Alliance an additional 6% of SyncHealth’s membership units on May 1, 2019, an additional 6% on August 1, 2019 and an additional 7% on November 1, 2019, and at Alliance’s option, the 51% balance on January 31, 2020, upon transfer of between 2,273,329 and 14,776,638 shares of Company common stock based on 2019 Gross Revenue Quotas. As of September 30, 2019, we have not realized any income from the technology and presently we are in discussions to dissolve this relationship. The remaining investment is impaired and written down to $0.

For the three-months and nine-months ended September 30, 2019, the Company recorded its equity share in the losses of SyncHealth amounting to $162,178 and $250,000, respectively.